Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Taxation

	December 31, 2025	December 31, 2024	December 31, 2023
	$	$	$
Reconciliation of the tax expense
Loss for the year before tax	(14,370,330)	(46,596,207)	(364,663,392)

Tax using the Isle of Man corporation tax rate of 0%	-	-	-
Differences in overseas taxation rates	3,898,485	2,051,863	2,360,211
Other permanent differences	(249,612)	-	-
Movement in unrecognized deferred tax assets	(3,385,380)	(2,591,989)	(2,360,211)
Income tax income (expense)	263,493	(540,126)	-

Schedule of Unrecognized Deferred Tax Assets
Significant components of unrecognized deferred tax assets are as follows:

	December 31, 2025	December 31, 2024
	$	$
Accelerated capital deductions	(50,491,252)	337,722
Pre-trading capital expenses	50,969,421	50,969,421
Pre-trading tax losses	98,485,475	42,875,733
Unrecognized deferred tax assets	98,963,644	94,182,876